Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Research And Development Expenses
Schedule of Research and Development Expenses
	For the year	For the year
	ended	ended
	December 31	December 31
	2020	2019
	US Dollars (In thousands)

Clinical trials	-	9
Subcontractors	393	48
Other expenses	16	4
Total research and development expenses	409	61